SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($)		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Outstanding, beginning balance		2,774,229
Granted	3,479,604
Lapsed		0
Outstanding, ending balance		2,774,229	2,774,229
Exercisable		2,774,229
Weighted Average Exercise Price
Outstanding, beginning balance		$ 2.04
Granted	$ 2.04
Lapsed		0
Outstanding, ending balance		2.04	$ 2.04
Exercisable		2.04
Weighted Average Grant-date Fair Value
Outstanding, beginning balance		0.65
Lapsed		0
Outstanding, ending balance		0.65	$ 0.65
Exercisable		$ 0.65
Weighted Average Remaining Contractual Term (Years)
Outstanding		1 year 1 month 17 days	2 years 1 month 20 days
Lapsed		0 years
Exercisable		1 year 1 month 17 days
Aggregate Intrinsic Value
Outstanding at Beginning of the period		$ 0
Exercisable		0
Outstanding at Ending of the period		$ 0	$ 0